SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 314,461,831	$ 55,482,034	$ 3,169,745
Long-term deposit	208,125	107,890
Property and equipment	12,233,828	12,757,682	4,623,228
Right of use asset	1,112,279	698,135	482,389
Total Assets	328,572,438	69,652,449	8,777,417
Revenue	1,074,865	41,427	465,777
Selling, marketing and administration	(25,081,957)	(18,771,421)	(10,795,155)
Research and development	(18,084,303)	(11,334,641)	(10,077,930)
Interest expense	(144,046)	(102,673)	(70,182)
Loss on fair value of derivative	25,280,833	20,631,082	24,865
Other income, including interest	4,553,061	947,956	234,990
Net loss	(62,963,213)	(56,695,823)	(20,267,365)
Loss on the acquisition of the remaining interest of SPX		(6,852,687)
Forgiveness of Covid-19 government support loans		(7,298)
Gain on contribution of intellectual to joint venture			1,031,807
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	314,461,831	55,482,034	3,169,745
Long-term deposit	208,125	107,890
Property and equipment	12,233,828	12,757,682	4,623,228
Patents and licenses	556,375	606,708	502,055
Right of use asset	1,112,279	698,135	482,389
Total Assets	328,572,438	69,652,449	8,777,417
Revenue	1,074,865	41,427	465,777
Selling, marketing and administration	(25,081,957)	(18,771,421)	(10,795,155)
Research and development	(18,084,303)	(11,334,641)	(10,077,930)
Interest expense	(144,046)	(102,673)	(70,182)
Loss on fair value of derivative		(20,631,082)
warrant liability	(25,280,833)		(24,865)
Other income, including interest	4,553,061	947,956	234,990
Net loss	(62,963,213)	(56,695,823)	(20,267,365)
Loss on the acquisition of the remaining interest of SPX		(6,852,687)
Forgiveness of Covid-19 government support loans		7,298
Gain on contribution of intellectual to joint venture			1,031,807
Share of loss in joint venture			(1,031,807)
Asian [member]
IfrsStatementLineItems [Line Items]
Current assets	1,325,632	1,325,632	326,926
Long-term deposit	208,125	107,890
Property and equipment	11,914,787	12,256,402	4,089,653
Patents and licenses
Right of use asset	1,112,279	677,553	379,462
Total Assets	14,560,823	14,367,477	4,796,041
Revenue	1,074,865	41,427	465,777
Selling, marketing and administration	(5,246,942)	(3,329,834)	(2,753,484)
Research and development	(15,474,358)	(7,536,414)	(6,249,120)
Interest expense	(144,046)	(74,644)	(27,906)
Loss on fair value of derivative
warrant liability
Other income, including interest	30,352	5,873
Net loss	(19,760,129)	(10,893,592)	(8,564,733)
Loss on the acquisition of the remaining interest of SPX
Forgiveness of Covid-19 government support loans
Gain on contribution of intellectual to joint venture			1,031,807
Share of loss in joint venture			(1,031,807)
United States [member]
IfrsStatementLineItems [Line Items]
Current assets	358,665	341,240	149,227
Long-term deposit
Property and equipment	319,041	501,280	533,575
Patents and licenses	556,375	606,708	502,055
Right of use asset		20,582	102,927
Total Assets	1,234,081	1,469,810	1,287,784
Revenue
Selling, marketing and administration	(8,000,257)	(6,615,379)	(6,226,291)
Research and development	(2,405,183)	(3,618,983)	(3,662,418)
Interest expense		(28,029)	(42,276)
Loss on fair value of derivative
warrant liability
Other income, including interest
Net loss	(10,405,440)	(10,262,391)	(9,930,985)
Loss on the acquisition of the remaining interest of SPX
Forgiveness of Covid-19 government support loans
Gain on contribution of intellectual to joint venture
Share of loss in joint venture
Canada [member]
IfrsStatementLineItems [Line Items]
Current assets	312,777,534	53,815,162	2,693,592
Long-term deposit
Property and equipment
Patents and licenses
Right of use asset
Total Assets	312,777,534	53,815,162	2,693,592
Revenue
Selling, marketing and administration	(11,834,758)	(8,826,208)	(1,815,380)
Research and development	(204,762)	(179,244)	(166,392)
Interest expense
Loss on fair value of derivative		(20,631,082)
warrant liability	(25,280,833)		(24,865)
Other income, including interest	4,522,709	942,083	234,990
Net loss	$ (32,797,644)	(35,539,840)	(1,771,647)
Loss on the acquisition of the remaining interest of SPX		(6,852,687)
Forgiveness of Covid-19 government support loans		$ 7,298
Gain on contribution of intellectual to joint venture
Share of loss in joint venture